Consolidated Statements of Changes in Shareholders' Equity - CAD ($)		Total	UPE	IPA Europe	Share Capital	Share Capital UPE	Share Capital IPA Europe	Convertible Debentures-Equity Component	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Deficit
Beginning balance at Apr. 30, 2019		$ 18,068,000			$ 32,699,000				$ 3,074,000	$ (228,000)	$ (17,477,000)
Beginning balance, shares at Apr. 30, 2019	[1]				13,587,865
Adoption of IFRS 16 (Note 4)		(55,000)									(55,000)
Balance, May 1, 2019 (Adjusted after adoption of IFRS 16)		18,013,000			$ 32,699,000				3,074,000	(228,000)	(17,532,000)
Balance, shares at May 1, 2019, (Adjusted after adoption of IFRS 16)					13,587,865
Shares issued pursuant to settlement of Debentures and accrued interest		859,000			$ 859,000
Shares issued pursuant to settlement of debentures and accrued interest, shares					248,959
Shares issued pursuant to option exercise		17,000			$ 29,000				(12,490)
Shares issued pursuant to option exercise, shares					11,000
Shares issued pursuant to warrant exercise		477,000			$ 500,000				(22,942)
Shares issued pursuant to warrant exercise, shares					136,194
Share-based payments		739,000							739,000
Comprehensive loss for the year		(5,019,000)								(72,000)	(4,947,000)
Ending balance at Apr. 30, 2020		15,086,000			$ 34,087,000				3,778,000	(300,000)	(22,479,000)
Ending balance, shares at Apr. 30, 2020					13,984,018
Shares issued pursuant to deferred acquisition payment			$ 1,047,000	$ 511,000		$ 1,047,000	$ 511,000
Shares issued pursuant to deferred acquisition payment, shares						203,178	132,833
Shares issued pursuant to option exercise		684,000			$ 1,047,000				(363,175)
Shares issued pursuant to option exercise, shares					189,100
Shares issued pursuant to warrant exercise		15,016,000			$ 15,425,000				(409,106)
Shares issued pursuant to warrant exercise, shares					2,568,417
Convertible debentures		204,000						$ 204,000
Shares issued pursuant to conversion of convertible debentures		904,000			$ 981,000			(77,000)
Shares issued pursuant to conversion of convertible debentures, shares					232,934
Share-based payments		2,748,000							2,748,000
Shares issued pursuant to bought deal offering of common shares		28,451,000			$ 27,004,000				1,447,000
Shares issued pursuant to bought deal offering of common shares, shares					1,858,736
Comprehensive loss for the year		(7,727,000)								(387,000)	(7,340,000)
Ending balance at Apr. 30, 2021		$ 56,924,000			$ 80,102,000			$ 127,000	$ 7,201,000	$ (687,000)	$ (29,819,000)
Ending balance, shares at Apr. 30, 2021					19,169,216

[1]	The balance of shares is reflected on a post-consolidation basis, taking into account rounding for fractional shares.